JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.4%
Aerospace & Defense — 3.0%
Boeing Co. (The)
2.25%, 6/15/2026	39,000	36,212
2.80%, 3/1/2027	47,000	43,131
3.60%, 5/1/2034	230,000	182,833
3.25%, 2/1/2035	37,000	27,969
3.55%, 3/1/2038	18,000	12,989
3.38%, 6/15/2046	16,000	10,194
5.81%, 5/1/2050	29,000	25,961
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	47,646
General Dynamics Corp.
4.25%, 4/1/2040	53,000	46,646
2.85%, 6/1/2041	2,000	1,435
3.60%, 11/15/2042	50,000	39,426
4.25%, 4/1/2050	12,000	10,066
Hexcel Corp. 4.20%, 2/15/2027 (a)	5,000	4,797
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	152,000	141,970
L3Harris Technologies, Inc.
4.40%, 6/15/2028	150,000	145,213
2.90%, 12/15/2029	12,000	10,635
Lockheed Martin Corp.
3.55%, 1/15/2026	54,000	52,677
4.50%, 5/15/2036	27,000	25,138
5.72%, 6/1/2040 (a)	85,000	87,419
4.15%, 6/15/2053	48,000	38,726
5.90%, 11/15/2063	32,000	33,700
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	84,594
3.85%, 4/15/2045	68,000	53,250
4.03%, 10/15/2047	41,000	32,523
RTX Corp.
3.13%, 5/4/2027	146,000	138,165
4.13%, 11/16/2028	34,000	32,576
4.45%, 11/16/2038	40,000	35,237
2.82%, 9/1/2051	11,000	6,694
Textron, Inc. 3.38%, 3/1/2028	35,000	32,610
		1,440,432
Air Freight & Logistics — 0.4%
FedEx Corp.
2.40%, 5/15/2031	97,000	81,477
4.05%, 2/15/2048	6,000	4,589
United Parcel Service, Inc.
4.25%, 3/15/2049	98,000	81,041
5.30%, 4/1/2050	18,000	17,420
		184,527
Automobile Components — 0.1%
Lear Corp. 3.50%, 5/30/2030	28,000	25,123

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — 0.7%
Ford Motor Co.
6.63%, 10/1/2028	55,000	57,060
6.10%, 8/19/2032	28,000	27,902
4.75%, 1/15/2043	49,000	39,605
General Motors Co.
6.13%, 10/1/2025	116,000	116,577
5.00%, 4/1/2035	15,000	13,967
5.40%, 4/1/2048	10,000	8,902
5.95%, 4/1/2049	64,000	61,691
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	22,000	20,578
5.12%, 7/13/2033	2,000	2,073
		348,355
Banks — 16.6%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	200,000	192,023
Bank of America Corp.
3.50%, 4/19/2026	37,000	35,835
4.25%, 10/22/2026	16,000	15,585
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	44,000	43,688
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	82,000	76,657
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	47,000	45,346
(SOFR + 1.34%), 5.93%, 9/15/2027 (b)	2,000	2,019
Series L, 4.18%, 11/25/2027	213,000	205,390
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	266,000	247,188
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	47,000	46,427
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	105,000	98,283
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	75,000	67,650
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (b)	237,000	203,142
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	36,000	30,251
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	237,000	199,094
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	39,000	31,180
(3-MONTH CME TERM SOFR + 2.25%), 4.44%, 1/20/2048 (b)	50,000	42,844
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (b)	33,000	26,332
Bank of Montreal (Canada) (SOFR + 0.60%), 0.95%, 1/22/2027 (b)	90,000	83,677
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	45,000	44,092
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b) (c)	16,000	14,346
Barclays plc (United Kingdom)
4.38%, 1/12/2026	200,000	195,976
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	200,000	200,092
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	49,557
Citibank NA 5.86%, 9/29/2025	250,000	251,582
Citigroup, Inc.
4.60%, 3/9/2026	1,000	983
3.20%, 10/21/2026	197,000	187,318
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	50,000	49,107
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	179,000	158,646

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	137,000	118,681
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	179,000	170,002
4.75%, 5/18/2046	30,000	26,271
Citizens Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (b)	23,000	21,263
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	150,000	149,575
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	116,000	118,112
8.25%, 3/1/2038	35,000	41,021
Goldman Sachs Capital I 6.35%, 2/15/2034	51,000	52,535
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	185,564
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	175,070
(SOFR + 2.87%), 5.40%, 8/11/2033 (b)	271,000	267,577
6.80%, 6/1/2038	149,000	159,072
6.10%, 1/14/2042	15,000	16,027
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (b)	45,000	33,968
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	88,000	79,942
Lloyds Banking Group plc (United Kingdom) 4.55%, 8/16/2028	200,000	193,423
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (b)	48,000	44,161
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	47,982
4.05%, 9/11/2028	5,000	4,810
3.74%, 3/7/2029	260,000	244,170
4.15%, 3/7/2039	14,000	12,351
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	200,000	191,651
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	96,000	90,963
3.45%, 4/23/2029	261,000	240,931
Regions Financial Corp. 7.38%, 12/10/2037	25,000	27,471
Royal Bank of Canada (Canada)
5.00%, 2/1/2033	128,000	125,469
5.00%, 5/2/2033	105,000	103,316
5.15%, 2/1/2034	17,000	16,754
Santander Holdings USA, Inc.
4.50%, 7/17/2025	91,000	89,572
4.40%, 7/13/2027	93,000	89,744
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 3/9/2026	75,000	72,991
3.35%, 10/18/2027	39,000	36,686
3.94%, 7/19/2028	5,000	4,770
4.31%, 10/16/2028	12,000	11,662
2.14%, 9/23/2030 (c)	31,000	25,601
2.93%, 9/17/2041	84,000	61,311
Synovus Financial Corp. 5.20%, 8/11/2025	6,000	5,926
Toronto-Dominion Bank (The) (Canada)
3.77%, 6/6/2025	248,000	243,772

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
2.00%, 9/10/2031	37,000	29,843
Truist Financial Corp.
(SOFR + 1.46%), 4.26%, 7/28/2026 (b)	54,000	53,110
3.88%, 3/19/2029	21,000	19,503
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	50,000	50,184
US Bancorp
(SOFR + 2.02%), 5.78%, 6/12/2029 (b)	28,000	28,303
1.38%, 7/22/2030	3,000	2,400
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	37,000	30,318
(SOFR + 2.11%), 4.97%, 7/22/2033 (b)	55,000	51,363
(SOFR + 1.60%), 4.84%, 2/1/2034 (b)	21,000	19,770
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	39,000	39,288
Wells Fargo & Co.
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	20,000	19,643
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	28,000	28,167
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	249,000	219,343
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	32,000	31,487
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	82,000	81,601
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	217,000	230,881
5.38%, 2/7/2035	79,000	78,852
5.38%, 11/2/2043	221,000	209,397
5.61%, 1/15/2044	109,000	105,831
4.75%, 12/7/2046	18,000	15,495
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	35,000	29,866
Westpac Banking Corp. (Australia)
3.74%, 8/26/2025	38,000	37,270
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b) (c)	27,000	24,822
4.42%, 7/24/2039 (c)	115,000	100,858
2.96%, 11/16/2040 (c)	2,000	1,392
		7,983,464
Beverages — 2.1%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	76,000	71,787
4.90%, 2/1/2046	144,000	132,372
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	55,000	51,703
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	16,000	15,968
4.60%, 4/15/2048	105,000	92,316
4.75%, 4/15/2058	53,000	46,570
5.80%, 1/23/2059	55,000	57,004
Coca-Cola Co. (The) 1.65%, 6/1/2030	66,000	54,767
Constellation Brands, Inc.
5.00%, 2/2/2026	80,000	79,880
3.15%, 8/1/2029	66,000	59,620
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	14,922
3.35%, 3/15/2051	90,000	61,153

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
Molson Coors Beverage Co. 4.20%, 7/15/2046	46,000	36,873
PepsiCo, Inc.
4.55%, 2/13/2026	2,000	1,986
2.85%, 2/24/2026	2,000	1,928
2.75%, 3/19/2030	18,000	16,003
4.45%, 2/15/2033	45,000	44,493
4.25%, 10/22/2044	129,000	110,517
2.75%, 10/21/2051	77,000	48,718
		998,580
Biotechnology — 2.2%
AbbVie, Inc.
2.95%, 11/21/2026	273,000	259,354
4.30%, 5/14/2036	86,000	78,735
Amgen, Inc.
2.45%, 2/21/2030	75,000	64,951
2.00%, 1/15/2032	68,000	54,336
4.20%, 3/1/2033	24,000	22,122
5.25%, 3/2/2033	15,000	14,886
3.15%, 2/21/2040	6,000	4,482
2.80%, 8/15/2041	124,000	87,248
5.65%, 6/15/2042	41,000	40,701
5.60%, 3/2/2043	10,000	9,902
2.77%, 9/1/2053	8,000	4,772
4.40%, 2/22/2062	74,000	58,628
Biogen, Inc. 3.15%, 5/1/2050	125,000	80,838
Gilead Sciences, Inc.
3.65%, 3/1/2026	206,000	200,248
4.15%, 3/1/2047	71,000	57,398
		1,038,601
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China) 2.13%, 2/9/2031	200,000	164,806
Amazon.com, Inc.
1.00%, 5/12/2026	62,000	57,446
3.30%, 4/13/2027	21,000	20,093
1.50%, 6/3/2030	3,000	2,485
4.80%, 12/5/2034	95,000	93,861
3.88%, 8/22/2037	150,000	131,611
4.10%, 4/13/2062	51,000	40,813
eBay, Inc. 4.00%, 7/15/2042	59,000	47,323
		558,438
Building Products — 0.2%
Carrier Global Corp.
2.49%, 2/15/2027	32,000	29,786
2.70%, 2/15/2031	34,000	29,080

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
3.58%, 4/5/2050	15,000	10,916
Masco Corp. 2.00%, 10/1/2030	51,000	41,492
		111,274
Capital Markets — 7.1%
Ares Capital Corp.
3.25%, 7/15/2025	2,000	1,938
3.88%, 1/15/2026	2,000	1,929
Bank of New York Mellon Corp. (The)
3.00%, 10/30/2028	4,000	3,658
(SOFR + 1.76%), 4.60%, 7/26/2030 (b)	1,000	972
1.65%, 1/28/2031	1,000	807
(SOFR + 1.42%), 5.19%, 3/14/2035 (b)	30,000	29,466
BlackRock, Inc.
1.90%, 1/28/2031	169,000	139,402
4.75%, 5/25/2033	27,000	26,347
Blackstone Secured Lending Fund 2.13%, 2/15/2027	3,000	2,706
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (d)	12,000	12,376
Blue Owl Capital Corp. III 3.13%, 4/13/2027	61,000	55,654
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	120,000	117,975
Charles Schwab Corp. (The)
0.90%, 3/11/2026	2,000	1,850
1.95%, 12/1/2031	3,000	2,391
(SOFR + 2.50%), 5.85%, 5/19/2034 (b)	5,000	5,078
CI Financial Corp. (Canada) 3.20%, 12/17/2030	57,000	44,631
CME Group, Inc. 4.15%, 6/15/2048	44,000	37,000
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	24,000	26,452
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	151,000	143,051
Franklin Resources, Inc. 2.95%, 8/12/2051	20,000	12,478
FS KKR Capital Corp. 3.25%, 7/15/2027	22,000	19,967
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	10,000	9,823
3.85%, 1/26/2027	51,000	49,228
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	20,000	18,279
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	1,000	920
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	125,000	119,198
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (b)	100,000	95,844
3.80%, 3/15/2030	363,000	337,094
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	18,000	14,688
6.13%, 2/15/2033	41,000	43,286
6.75%, 10/1/2037	23,000	24,902
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	25,000	21,215
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,000	1,480
5.15%, 5/22/2045	9,000	8,512
Golub Capital BDC, Inc. 2.05%, 2/15/2027	21,000	18,815
Hercules Capital, Inc. 3.38%, 1/20/2027	47,000	43,297
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	75,000	61,869

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
5.20%, 6/15/2062	63,000	59,033
Moody's Corp. 3.75%, 2/25/2052	11,000	8,221
Morgan Stanley
4.00%, 7/23/2025	96,000	94,460
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	18,000	18,138
3.63%, 1/20/2027	105,000	100,977
3.95%, 4/23/2027	118,000	113,854
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	88,000	81,652
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,000	9,692
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	254,000	240,701
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	61,000	55,691
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	5,000	3,982
7.25%, 4/1/2032	82,000	92,709
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	15,000	12,640
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	49,000	38,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	10,000	9,929
3.97%, 7/22/2038 (e)	153,000	129,096
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	41,000	25,765
Nasdaq, Inc. 1.65%, 1/15/2031	2,000	1,596
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	200,000	184,356
Northern Trust Corp.
3.15%, 5/3/2029	24,000	22,069
6.13%, 11/2/2032	57,000	59,138
Prospect Capital Corp.
3.71%, 1/22/2026	56,000	53,062
3.36%, 11/15/2026	66,000	60,519
S&P Global, Inc. 3.70%, 3/1/2052	68,000	51,349
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (b)	31,000	31,621
(SOFR + 1.00%), 2.62%, 2/7/2033 (b)	41,000	34,103
(SOFR + 1.49%), 3.03%, 11/1/2034 (b)	72,000	63,054
UBS AG (Switzerland) 5.80%, 9/11/2025	215,000	215,867
		3,426,468
Chemicals — 1.3%
Albemarle Corp.
4.65%, 6/1/2027	89,000	87,098
5.05%, 6/1/2032	60,000	57,704
Celanese US Holdings LLC 6.33%, 7/15/2029	33,000	33,888
Dow Chemical Co. (The) 6.90%, 5/15/2053	27,000	30,308
Eastman Chemical Co. 4.65%, 10/15/2044	65,000	54,613
Ecolab, Inc. 2.75%, 8/18/2055	27,000	16,302
FMC Corp. 4.50%, 10/1/2049	18,000	13,880
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	86,369
Linde, Inc.
1.10%, 8/10/2030	5,000	4,002
2.00%, 8/10/2050	2,000	1,074
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	28,000	28,601

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
RPM International, Inc. 3.75%, 3/15/2027	66,000	63,014
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	167,000	149,629
		626,482
Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,656
Republic Services, Inc. 6.20%, 3/1/2040	53,000	56,517
Veralto Corp. 5.50%, 9/18/2026 (d)	2,000	1,995
		63,168
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.95%, 2/28/2026	25,000	24,099
2.50%, 9/20/2026	98,000	92,882
5.90%, 2/15/2039	91,000	96,518
5.35%, 2/26/2064	3,000	2,915
Nokia OYJ (Finland) 6.63%, 5/15/2039	15,000	14,522
		230,936
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	50,000	43,615
2.35%, 1/15/2032	53,000	42,824
		86,439
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	36,000	24,274
Consumer Finance — 3.2%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	150,000	140,814
Ally Financial, Inc. 4.75%, 6/9/2027	90,000	87,376
American Express Co.
4.20%, 11/6/2025	70,000	68,931
4.90%, 2/13/2026	2,000	1,986
2.55%, 3/4/2027	4,000	3,727
American Honda Finance Corp.
1.00%, 9/10/2025	63,000	59,624
5.80%, 10/3/2025	50,000	50,283
Capital One Financial Corp.
3.75%, 7/28/2026	164,000	158,149
(SOFR + 2.60%), 5.25%, 7/26/2030 (b)	90,000	87,895
(SOFR + 1.34%), 2.36%, 7/29/2032 (b)	6,000	4,675
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	5,000	4,431
Discover Financial Services (SOFRINDX + 3.37%), 7.96%, 11/2/2034 (b)	62,000	69,723
Ford Motor Credit Co. LLC 4.54%, 8/1/2026	229,000	222,679
General Motors Financial Co., Inc.
1.50%, 6/10/2026	82,000	75,671
3.60%, 6/21/2030	106,000	94,703
John Deere Capital Corp.
3.40%, 9/11/2025	37,000	36,130
0.70%, 1/15/2026	21,000	19,583

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.90%, 3/7/2031	60,000	59,496
2.00%, 6/17/2031	6,000	4,936
Synchrony Financial
3.95%, 12/1/2027	55,000	51,487
5.15%, 3/19/2029	14,000	13,425
Toyota Motor Credit Corp.
3.65%, 8/18/2025	118,000	115,714
1.65%, 1/10/2031	114,000	91,847
		1,523,285
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 1.75%, 4/20/2032	71,000	56,662
Dollar General Corp. 5.50%, 11/1/2052	28,000	25,891
Kroger Co. (The) 5.40%, 1/15/2049	37,000	35,074
Sysco Corp. 6.60%, 4/1/2050	38,000	42,343
Target Corp.
3.38%, 4/15/2029	196,000	183,495
4.00%, 7/1/2042	17,000	14,354
Walmart, Inc.
4.00%, 4/15/2026	20,000	19,678
7.55%, 2/15/2030	12,000	13,751
5.25%, 9/1/2035	82,000	84,172
2.50%, 9/22/2041	67,000	46,339
		521,759
Containers & Packaging — 0.3%
International Paper Co. 6.00%, 11/15/2041	99,000	97,572
Sonoco Products Co. 5.75%, 11/1/2040	14,000	13,817
WRKCo, Inc.
4.90%, 3/15/2029	10,000	9,881
3.00%, 6/15/2033	54,000	44,983
		166,253
Diversified Consumer Services — 0.2%
Duke University
Series 2020, 2.68%, 10/1/2044	40,000	28,608
Series 2020, 2.83%, 10/1/2055	8,000	5,099
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	9,224
Northwestern University Series 2020, 2.64%, 12/1/2050	13,000	8,458
President and Fellows of Harvard College 3.30%, 7/15/2056	48,000	34,152
University of Southern California 3.03%, 10/1/2039	9,000	7,098
		92,639
Diversified REITs — 0.8%
American Assets Trust LP 3.38%, 2/1/2031	24,000	19,663
Simon Property Group LP
2.45%, 9/13/2029	62,000	54,041
2.20%, 2/1/2031	100,000	82,265
2.65%, 2/1/2032	129,000	107,141

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
Store Capital LLC
4.50%, 3/15/2028	37,000	35,022
2.75%, 11/18/2030	10,000	8,181
VICI Properties LP
4.95%, 2/15/2030	44,000	42,204
5.63%, 5/15/2052	15,000	13,454
		361,971
Diversified Telecommunication Services — 2.5%
AT&T, Inc.
3.80%, 2/15/2027	165,000	159,051
1.65%, 2/1/2028	87,000	76,872
2.55%, 12/1/2033	99,000	78,071
6.38%, 3/1/2041	12,000	12,653
4.50%, 3/9/2048	90,000	74,285
3.55%, 9/15/2055	193,000	129,651
3.65%, 9/15/2059	30,000	19,996
3.50%, 2/1/2061	72,000	47,376
Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	25,000	19,875
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	10,000	12,410
Orange SA (France) 5.38%, 1/13/2042	5,000	4,817
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	93,381
TELUS Corp. (Canada) 3.40%, 5/13/2032	26,000	22,480
Verizon Communications, Inc.
2.10%, 3/22/2028	19,000	17,023
4.02%, 12/3/2029	10,000	9,435
1.50%, 9/18/2030	135,000	109,162
2.36%, 3/15/2032	41,000	33,278
3.40%, 3/22/2041	202,000	154,385
2.85%, 9/3/2041	50,000	35,030
4.75%, 11/1/2041	85,000	77,890
2.99%, 10/30/2056	3,000	1,827
3.70%, 3/22/2061	23,000	16,174
		1,205,122
Electric Utilities — 6.6%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	51,858
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	113,365
Series M, 3.65%, 4/1/2050	128,000	92,969
Alabama Power Co.
3.94%, 9/1/2032	64,000	58,579
Series A, 4.30%, 7/15/2048	46,000	37,715
Arizona Public Service Co. 2.65%, 9/15/2050	3,000	1,734
Baltimore Gas and Electric Co. 3.20%, 9/15/2049	38,000	25,287
Commonwealth Edison Co.
4.00%, 3/1/2049	5,000	3,859
3.00%, 3/1/2050	9,000	5,767
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	23,997

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	16,862
DTE Electric Co.
Series C, 2.63%, 3/1/2031	41,000	34,993
Series B, 3.25%, 4/1/2051	128,000	86,690
Duke Energy Carolinas LLC 3.70%, 12/1/2047	36,000	26,440
Duke Energy Corp.
2.65%, 9/1/2026	69,000	65,037
3.75%, 9/1/2046	188,000	138,328
3.95%, 8/15/2047	27,000	20,238
3.50%, 6/15/2051	8,000	5,423
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	33,000	29,615
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	14,000	9,402
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,436
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,484
Edison International 5.75%, 6/15/2027	26,000	26,161
Emera US Finance LP (Canada)
2.64%, 6/15/2031	7,000	5,710
4.75%, 6/15/2046	18,000	14,547
Entergy Corp. 0.90%, 9/15/2025	59,000	55,585
Entergy Louisiana LLC 4.00%, 3/15/2033	141,000	127,128
Evergy, Inc. 2.90%, 9/15/2029	88,000	78,170
Eversource Energy
4.75%, 5/15/2026	69,000	68,012
Series R, 1.65%, 8/15/2030	106,000	84,620
5.13%, 5/15/2033	42,000	40,245
Exelon Corp.
2.75%, 3/15/2027	81,000	75,731
4.95%, 6/15/2035	6,000	5,574
Florida Power & Light Co.
Series A, 3.30%, 5/30/2027	10,000	9,481
5.63%, 4/1/2034	19,000	19,555
5.69%, 3/1/2040	64,000	65,171
3.95%, 3/1/2048	40,000	31,567
Fortis, Inc. (Canada) 3.06%, 10/4/2026	80,000	75,678
Georgia Power Co.
4.30%, 3/15/2043	24,000	20,076
Series B, 3.70%, 1/30/2050	39,000	28,887
Idaho Power Co. 5.50%, 3/15/2053	41,000	38,938
MidAmerican Energy Co.
4.25%, 5/1/2046	126,000	103,550
2.70%, 8/1/2052	39,000	23,268
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	217,000	190,795
5.25%, 2/28/2053	22,000	20,439
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (b)	17,000	15,619
Northern States Power Co. 6.25%, 6/1/2036	30,000	31,997
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	50,000	38,047

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.10%, 11/15/2048	26,000	20,923
Pacific Gas and Electric Co.
3.50%, 6/15/2025	33,000	32,223
3.00%, 6/15/2028	25,000	22,795
2.50%, 2/1/2031	10,000	8,237
3.25%, 6/1/2031	127,000	109,129
4.50%, 7/1/2040	47,000	38,979
4.60%, 6/15/2043	34,000	27,742
4.95%, 7/1/2050	3,000	2,501
6.75%, 1/15/2053	5,000	5,286
PacifiCorp
7.70%, 11/15/2031	29,000	32,996
5.45%, 2/15/2034	3,000	2,934
5.75%, 4/1/2037	23,000	22,734
6.00%, 1/15/2039	11,000	11,129
3.30%, 3/15/2051	76,000	48,594
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,238
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	47,073
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	42,373
Series 17, 6.25%, 9/1/2037	16,000	16,718
4.05%, 9/15/2049	19,000	14,504
Public Service Electric and Gas Co.
3.10%, 3/15/2032	45,000	38,954
3.15%, 1/1/2050	113,000	76,729
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	26,000	24,292
Series D, 4.70%, 6/1/2027	27,000	26,590
6.00%, 1/15/2034	1,000	1,032
Series C, 3.60%, 2/1/2045	22,000	16,081
Southern Co. (The)
5.15%, 10/6/2025	186,000	185,359
4.25%, 7/1/2036	38,000	33,737
Union Electric Co. 5.45%, 3/15/2053	5,000	4,802
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	15,611
4.60%, 12/1/2048	112,000	94,800
		3,189,724
Electrical Equipment — 0.3%
Emerson Electric Co. 2.20%, 12/21/2031	19,000	15,731
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	50,656
Rockwell Automation, Inc. 2.80%, 8/15/2061	125,000	71,130
		137,517
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.
4.75%, 3/15/2042	149,000	131,635
5.45%, 11/15/2079	16,000	14,671

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Keysight Technologies, Inc. 4.60%, 4/6/2027	9,000	8,819
Vontier Corp. 2.95%, 4/1/2031	22,000	18,139
		173,264
Energy Equipment & Services — 0.0% ^
Halliburton Co. 4.85%, 11/15/2035	10,000	9,550
Entertainment — 0.9%
TWDC Enterprises 18 Corp. 7.00%, 3/1/2032	67,000	75,118
Walt Disney Co. (The)
2.65%, 1/13/2031	175,000	151,856
3.50%, 5/13/2040	171,000	135,769
Warnermedia Holdings, Inc.
6.41%, 3/15/2026	20,000	20,003
5.39%, 3/15/2062	39,000	30,683
		413,429
Financial Services — 1.4%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	127,000	122,862
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,960
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	15,000	15,072
Equitable Holdings, Inc.
4.35%, 4/20/2028	75,000	72,013
5.00%, 4/20/2048	15,000	13,363
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	9,857
3.10%, 3/1/2041	124,000	88,480
Fiserv, Inc.
3.85%, 6/1/2025	22,000	21,605
2.25%, 6/1/2027	38,000	34,839
4.40%, 7/1/2049	10,000	8,144
Mastercard, Inc.
4.85%, 3/9/2033	30,000	29,732
3.85%, 3/26/2050	75,000	59,229
National Rural Utilities Cooperative Finance Corp. (3-MONTH SOFR + 3.63%), 5.25%, 4/20/2046 (b)	30,000	29,096
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	27,970
PayPal Holdings, Inc. 5.25%, 6/1/2062	10,000	9,145
Shell International Finance BV
3.13%, 11/7/2049	26,000	17,629
3.00%, 11/26/2051	7,000	4,559
Visa, Inc. 0.75%, 8/15/2027	120,000	105,849
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (b)	19,000	16,223
		689,627
Food Products — 1.4%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	91,593
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	51,118
Conagra Brands, Inc. 5.40%, 11/1/2048	28,000	25,663
Hershey Co. (The) 0.90%, 6/1/2025	91,000	87,090

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Kraft Heinz Foods Co.
3.00%, 6/1/2026	134,000	128,256
5.50%, 6/1/2050	18,000	17,248
Mondelez International, Inc. 1.88%, 10/15/2032	60,000	47,107
Pilgrim's Pride Corp.
4.25%, 4/15/2031	38,000	34,226
6.25%, 7/1/2033	2,000	2,027
6.88%, 5/15/2034	13,000	13,739
Tyson Foods, Inc.
3.55%, 6/2/2027	142,000	135,150
5.10%, 9/28/2048	42,000	36,632
		669,849
Gas Utilities — 0.4%
Atmos Energy Corp.
1.50%, 1/15/2031	38,000	30,306
4.13%, 3/15/2049	32,000	25,431
5.75%, 10/15/2052	10,000	10,186
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	30,000	26,291
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	58,000	46,441
Southwest Gas Corp.
4.05%, 3/15/2032	2,000	1,806
3.18%, 8/15/2051	23,000	14,415
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	34,000	25,391
3.65%, 9/15/2049	22,000	15,904
		196,171
Ground Transportation — 1.7%
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	78,000	66,111
Canadian National Railway Co. (Canada) 4.40%, 8/5/2052	10,000	8,558
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	77,000	70,690
2.45%, 12/2/2031	24,000	21,684
3.00%, 12/2/2041	40,000	34,630
4.30%, 5/15/2043	59,000	49,793
4.70%, 5/1/2048	23,000	19,787
6.13%, 9/15/2115	2,000	2,025
CSX Corp.
3.95%, 5/1/2050	141,000	110,307
4.65%, 3/1/2068	44,000	36,820
Norfolk Southern Corp.
4.15%, 2/28/2048	68,000	54,261
3.70%, 3/15/2053	9,000	6,488
5.10%, 8/1/2118	49,000	41,390
4.10%, 5/15/2121	5,000	3,526
Ryder System, Inc. 2.85%, 3/1/2027	153,000	143,561
Union Pacific Corp.
3.25%, 8/15/2025	50,000	48,777

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
4.75%, 2/21/2026	26,000	25,829
4.50%, 9/10/2048	17,000	14,606
3.88%, 2/1/2055	83,000	62,907
2.97%, 9/16/2062	6,000	3,559
		825,309
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories
3.75%, 11/30/2026	2,000	1,945
4.75%, 4/15/2043	11,000	10,297
4.90%, 11/30/2046	80,000	75,180
Baxter International, Inc.
1.73%, 4/1/2031	3,000	2,362
3.13%, 12/1/2051	81,000	50,643
Becton Dickinson & Co.
2.82%, 5/20/2030	35,000	30,601
4.30%, 8/22/2032	12,000	11,161
4.69%, 12/15/2044	20,000	17,606
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,452
4.70%, 3/1/2049	33,000	29,262
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,615
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	52,215
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027	171,000	173,006
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,020
Medtronic, Inc.
4.38%, 3/15/2035	58,000	54,177
4.63%, 3/15/2045	10,000	9,021
Stryker Corp.
3.50%, 3/15/2026	36,000	34,920
4.38%, 5/15/2044	51,000	43,911
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	9,000	7,448
		632,842
Health Care Providers & Services — 3.5%
Aetna, Inc. 3.88%, 8/15/2047	15,000	10,959
Ascension Health
3.95%, 11/15/2046	53,000	43,665
4.85%, 11/15/2053	1,000	929
Cardinal Health, Inc. 3.41%, 6/15/2027	22,000	20,881
Centene Corp.
4.25%, 12/15/2027	50,000	47,571
3.00%, 10/15/2030	24,000	20,402
Cigna Group (The)
4.13%, 11/15/2025	36,000	35,381
2.40%, 3/15/2030	99,000	84,963
4.80%, 8/15/2038	64,000	58,462
3.20%, 3/15/2040	10,000	7,386
4.90%, 12/15/2048	3,000	2,636

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
CommonSpirit Health 6.07%, 11/1/2027	113,000	115,763
CVS Health Corp.
3.75%, 4/1/2030	117,000	106,878
6.13%, 9/15/2039	11,000	10,996
5.05%, 3/25/2048	79,000	68,083
5.63%, 2/21/2053	140,000	129,742
6.00%, 6/1/2063	5,000	4,800
Elevance Health, Inc.
2.25%, 5/15/2030	38,000	32,213
3.13%, 5/15/2050	42,000	28,035
4.55%, 5/15/2052	62,000	51,857
6.10%, 10/15/2052	10,000	10,450
HCA, Inc.
4.13%, 6/15/2029	11,000	10,363
5.50%, 6/1/2033	17,000	16,785
5.60%, 4/1/2034	36,000	35,680
5.13%, 6/15/2039	24,000	22,250
5.25%, 6/15/2049	22,000	19,541
3.50%, 7/15/2051	4,000	2,670
4.63%, 3/15/2052	15,000	12,099
Humana, Inc. 4.80%, 3/15/2047	26,000	22,037
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	5,000	4,792
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	10,000	7,059
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,002
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	30,576
Quest Diagnostics, Inc. 2.80%, 6/30/2031	115,000	98,051
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	76,000	73,072
UnitedHealth Group, Inc.
3.75%, 7/15/2025	147,000	144,626
2.30%, 5/15/2031	6,000	5,012
4.20%, 5/15/2032	2,000	1,872
5.80%, 3/15/2036	12,000	12,498
6.63%, 11/15/2037	32,000	35,438
3.50%, 8/15/2039	146,000	117,538
4.63%, 11/15/2041	65,000	58,868
3.13%, 5/15/2060	67,000	42,204
6.05%, 2/15/2063	8,000	8,410
		1,688,495
Health Care REITs — 0.2%
Healthpeak OP LLC 2.88%, 1/15/2031	68,000	58,298
Sabra Health Care LP 3.90%, 10/15/2029	21,000	18,769
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,381
Welltower OP LLC 4.95%, 9/1/2048	26,000	23,342
		102,790
Hotels, Restaurants & Leisure — 0.9%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	42,741

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	4,900
3.25%, 2/15/2030	60,000	53,592
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,883
McDonald's Corp.
1.45%, 9/1/2025	17,000	16,198
2.13%, 3/1/2030	50,000	42,567
4.60%, 9/9/2032	9,000	8,658
3.63%, 5/1/2043	81,000	62,184
5.15%, 9/9/2052	35,000	32,428
Starbucks Corp.
3.00%, 2/14/2032	162,000	139,464
4.50%, 11/15/2048	28,000	23,307
3.35%, 3/12/2050	16,000	10,879
		439,801
Household Durables — 0.9%
DR Horton, Inc. 1.40%, 10/15/2027	90,000	79,681
Leggett & Platt, Inc. 3.50%, 11/15/2051	19,000	12,214
Lennar Corp. 4.75%, 11/29/2027	121,000	119,465
Mohawk Industries, Inc. 3.63%, 5/15/2030	150,000	136,959
Toll Brothers Finance Corp. 4.88%, 11/15/2025	46,000	45,479
Whirlpool Corp. 4.60%, 5/15/2050	55,000	43,067
		436,865
Household Products — 0.5%
Colgate-Palmolive Co.
4.80%, 3/2/2026	12,000	11,970
4.00%, 8/15/2045	25,000	20,952
Kimberly-Clark Corp. 6.63%, 8/1/2037	107,000	121,167
Procter & Gamble Co. (The)
2.85%, 8/11/2027	62,000	58,476
3.50%, 10/25/2047	47,000	36,574
		249,139
Industrial Conglomerates — 0.4%
3M Co. 3.38%, 3/1/2029	131,000	120,705
Honeywell International, Inc. 5.70%, 3/15/2036	80,000	83,770
		204,475
Industrial REITs — 0.2%
Prologis LP 3.00%, 4/15/2050	61,000	39,659
Rexford Industrial Realty LP 2.13%, 12/1/2030	70,000	56,884
		96,543
Insurance — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,856
Aflac, Inc. 3.60%, 4/1/2030	100,000	92,210
Alleghany Corp. 3.25%, 8/15/2051	36,000	24,154

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Allstate Corp. (The)
5.25%, 3/30/2033	99,000	98,268
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	10,000	10,036
American International Group, Inc. 3.88%, 1/15/2035	34,000	30,083
Aon Corp.
4.50%, 12/15/2028	9,000	8,721
6.25%, 9/30/2040	10,000	10,544
Arch Capital Group Ltd. 3.64%, 6/30/2050	64,000	46,374
Assured Guaranty US Holdings, Inc. 6.13%, 9/15/2028	42,000	43,120
Athene Holding Ltd. 3.45%, 5/15/2052	56,000	35,883
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (b)	11,000	10,005
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	23,559
2.85%, 10/15/2050	113,000	72,649
3.85%, 3/15/2052	10,000	7,693
Brighthouse Financial, Inc. 3.85%, 12/22/2051	66,000	41,358
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,313
3.05%, 12/15/2061	5,000	3,173
Cincinnati Financial Corp. 6.13%, 11/1/2034	30,000	31,146
Enstar Finance LLC
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.47%), 5.75%, 9/1/2040 (b)	29,000	28,418
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.01%), 5.50%, 1/15/2042 (b)	2,000	1,949
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/2052	3,000	1,861
Fairfax Financial Holdings Ltd. (Canada) 6.00%, 12/7/2033 (d)	28,000	28,207
Hartford Financial Services Group, Inc. (The) 2.90%, 9/15/2051	71,000	44,588
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	47,000	44,986
Markel Group, Inc. 3.35%, 9/17/2029	32,000	29,032
Marsh & McLennan Cos., Inc. 6.25%, 11/1/2052	10,000	10,781
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,584
5.25%, 1/15/2054	26,000	24,814
Principal Financial Group, Inc.
3.70%, 5/15/2029	90,000	83,340
5.50%, 3/15/2053	5,000	4,777
Progressive Corp. (The) 4.13%, 4/15/2047	56,000	46,133
Prudential Financial, Inc.
3.94%, 12/7/2049	41,000	31,196
3.70%, 3/13/2051	41,000	29,890
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	16,540
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	22,000	27,541
Travelers Cos., Inc. (The) 4.10%, 3/4/2049	15,000	12,283
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	118,271
W R Berkley Corp. 3.15%, 9/30/2061	70,000	41,131
Willis North America, Inc. 3.88%, 9/15/2049	33,000	23,821
WR Berkley Corp. 4.75%, 8/1/2044	7,000	6,173
		1,283,461

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — 0.8%
Alphabet, Inc.
1.90%, 8/15/2040	100,000	65,133
2.05%, 8/15/2050	26,000	14,791
2.25%, 8/15/2060	141,000	78,282
Meta Platforms, Inc.
3.50%, 8/15/2027	22,000	21,098
4.80%, 5/15/2030	176,000	175,260
4.65%, 8/15/2062	52,000	44,463
		399,027
IT Services — 0.6%
International Business Machines Corp.
4.00%, 7/27/2025	180,000	177,367
6.22%, 8/1/2027	41,000	42,388
5.88%, 11/29/2032	22,000	23,023
7.13%, 12/1/2096	13,000	16,057
VeriSign, Inc. 2.70%, 6/15/2031	41,000	34,053
		292,888
Leisure Products — 0.2%
Brunswick Corp. 5.10%, 4/1/2052	20,000	15,501
Hasbro, Inc. 3.90%, 11/19/2029	64,000	58,618
		74,119
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 2.30%, 3/12/2031	58,000	48,081
Revvity, Inc. 2.25%, 9/15/2031	23,000	18,674
		66,755
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	22,849
4.75%, 5/15/2064	16,000	14,315
Deere & Co.
2.88%, 9/7/2049	35,000	23,481
3.75%, 4/15/2050	3,000	2,376
Illinois Tool Works, Inc. 2.65%, 11/15/2026	160,000	151,374
Otis Worldwide Corp. 3.36%, 2/15/2050	5,000	3,504
Snap-on, Inc. 4.10%, 3/1/2048	40,000	32,673
		250,572
Media — 2.3%
Charter Communications Operating LLC
2.30%, 2/1/2032	49,000	37,527
5.38%, 5/1/2047	30,000	24,066
4.80%, 3/1/2050	31,000	22,835
3.85%, 4/1/2061	107,000	62,960
4.40%, 12/1/2061	28,000	18,209
5.50%, 4/1/2063	52,000	40,662

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Comcast Corp.
5.25%, 11/7/2025	140,000	139,962
7.05%, 3/15/2033	81,000	90,189
6.55%, 7/1/2039	37,000	40,314
3.75%, 4/1/2040	57,000	46,263
4.00%, 11/1/2049	228,000	176,597
2.89%, 11/1/2051	11,000	6,840
Discovery Communications LLC
3.95%, 3/20/2028	104,000	97,485
3.63%, 5/15/2030	10,000	8,797
5.30%, 5/15/2049	14,000	11,356
4.65%, 5/15/2050	75,000	55,388
4.00%, 9/15/2055	40,000	25,406
Fox Corp. 5.58%, 1/25/2049	10,000	9,128
Paramount Global
4.95%, 1/15/2031	5,000	4,477
4.20%, 5/19/2032	139,000	115,675
5.25%, 4/1/2044	13,000	9,736
4.95%, 5/19/2050	11,000	7,917
Time Warner Cable LLC
6.55%, 5/1/2037	47,000	44,502
5.88%, 11/15/2040	19,000	16,404
		1,112,695
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	57,833
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2026	50,000	50,075
5.10%, 9/8/2028	2,000	2,003
5.25%, 9/8/2033	2,000	1,988
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	85,000	82,540
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,476
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	16,890
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	14,860
5.88%, 4/23/2045	53,000	52,625
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	25,000	22,775
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	27,849
6.88%, 11/10/2039	42,000	44,655
		376,569
Multi-Utilities — 1.7%
Ameren Corp. 3.50%, 1/15/2031	30,000	26,876
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	50,000	52,180
Black Hills Corp. 6.15%, 5/15/2034	12,000	12,196
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	50,000	45,886
Consolidated Edison Co. of New York, Inc.
Series 20B, 3.95%, 4/1/2050	76,000	59,260

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
3.20%, 12/1/2051	64,000	42,322
3.70%, 11/15/2059	72,000	49,639
Consumers Energy Co.
4.63%, 5/15/2033	85,000	81,177
3.95%, 7/15/2047	85,000	68,190
Dominion Energy, Inc.
3.90%, 10/1/2025	8,000	7,829
Series A, 1.45%, 4/15/2026	43,000	39,944
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	41,146
NiSource, Inc.
0.95%, 8/15/2025	39,000	36,907
3.49%, 5/15/2027	22,000	20,926
3.60%, 5/1/2030	11,000	10,037
5.00%, 6/15/2052	13,000	11,549
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	29,665
3.70%, 3/15/2052	1,000	722
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	10,000	8,104
WEC Energy Group, Inc.
5.00%, 9/27/2025	43,000	42,715
4.75%, 1/15/2028	1,000	989
2.20%, 12/15/2028	125,000	109,740
		797,999
Office REITs — 0.6%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	52,000	41,903
Boston Properties LP 2.75%, 10/1/2026	130,000	121,121
COPT Defense Properties LP 2.75%, 4/15/2031	89,000	73,257
Highwoods Realty LP 3.88%, 3/1/2027	30,000	28,346
Kilroy Realty LP
4.38%, 10/1/2025	19,000	18,603
4.25%, 8/15/2029	5,000	4,510
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	12,820
3.15%, 8/15/2030	5,000	3,950
		304,510
Oil, Gas & Consumable Fuels — 6.7%
Apache Corp. 4.25%, 1/15/2030	36,000	33,329
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,801
4.23%, 11/6/2028	144,000	139,299
3.00%, 3/17/2052	58,000	37,434
3.38%, 2/8/2061	67,000	44,148
BP Capital Markets plc 3.28%, 9/19/2027	37,000	34,987
Burlington Resources LLC 7.40%, 12/1/2031	23,000	26,036
Canadian Natural Resources Ltd. (Canada) 6.50%, 2/15/2037	17,000	17,680
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027	10,000	9,709

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.75%, 2/15/2052	24,000	17,068
Cheniere Energy, Inc. 4.63%, 10/15/2028	100,000	96,499
Chevron Corp. 2.95%, 5/16/2026	79,000	75,956
Chevron USA, Inc. 0.69%, 8/12/2025	48,000	45,599
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	41,000	40,459
ConocoPhillips Co.
4.03%, 3/15/2062	73,000	54,702
5.70%, 9/15/2063	30,000	29,870
Devon Energy Corp.
5.60%, 7/15/2041	132,000	124,107
5.00%, 6/15/2045	10,000	8,633
Diamondback Energy, Inc.
3.25%, 12/1/2026	74,000	70,574
3.50%, 12/1/2029	4,000	3,669
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	26,267
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	111,000	87,560
Energy Transfer LP
3.90%, 7/15/2026	71,000	68,699
4.95%, 5/15/2028	49,000	48,174
3.75%, 5/15/2030	27,000	24,696
5.40%, 10/1/2047	96,000	86,216
5.00%, 5/15/2050	11,000	9,337
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	39,127
3.20%, 2/15/2052	10,000	6,640
3.95%, 1/31/2060	35,000	25,682
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	28,000	26,849
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	50,782
Exxon Mobil Corp.
2.44%, 8/16/2029	118,000	105,022
4.23%, 3/19/2040	166,000	146,479
3.10%, 8/16/2049	44,000	29,992
3.45%, 4/15/2051	2,000	1,442
Hess Corp.
4.30%, 4/1/2027	83,000	80,785
7.88%, 10/1/2029	10,000	11,154
5.80%, 4/1/2047	45,000	45,006
Kinder Morgan, Inc.
4.30%, 6/1/2025	83,000	81,885
1.75%, 11/15/2026	48,000	44,059
Marathon Oil Corp.
4.40%, 7/15/2027	90,000	88,027
6.60%, 10/1/2037	36,000	38,914
Marathon Petroleum Corp. 5.00%, 9/15/2054	58,000	48,983
MPLX LP
4.25%, 12/1/2027	42,000	40,577
5.20%, 12/1/2047	9,000	8,021
4.95%, 3/14/2052	84,000	71,512

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.90%, 4/15/2058	16,000	13,151
Occidental Petroleum Corp. 4.40%, 4/15/2046	21,000	16,617
ONEOK, Inc.
2.20%, 9/15/2025	10,000	9,573
4.95%, 7/13/2047	81,000	69,236
5.20%, 7/15/2048	70,000	61,983
Ovintiv, Inc. 6.50%, 8/15/2034	14,000	14,590
Phillips 66 4.88%, 11/15/2044	10,000	8,988
Plains All American Pipeline LP 6.65%, 1/15/2037	10,000	10,518
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	56,849
Suncor Energy, Inc. (Canada) 3.75%, 3/4/2051	28,000	20,098
Targa Resources Corp.
5.20%, 7/1/2027	27,000	26,900
6.50%, 2/15/2053	15,000	15,719
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	23,764
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	56,000	59,216
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	134,910
3.39%, 6/29/2060	77,000	51,668
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	929
6.20%, 10/15/2037	11,000	11,284
6.10%, 6/1/2040	55,000	55,764
4.88%, 5/15/2048	10,000	8,721
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	127,893
Valero Energy Corp.
3.40%, 9/15/2026	42,000	40,229
3.65%, 12/1/2051	40,000	27,805
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	40,536
5.30%, 3/1/2048	2,000	1,721
5.25%, 2/1/2050 (a)	35,000	30,475
Williams Cos., Inc. (The)
4.00%, 9/15/2025	22,000	21,566
5.40%, 3/2/2026	5,000	4,994
		3,221,143
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	56,105
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	105,000	100,103
6.00%, 5/15/2037	19,000	19,974
Kenvue, Inc.
4.90%, 3/22/2033	133,000	130,846
5.10%, 3/22/2043	61,000	58,867
		309,790

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — 2.9%
AstraZeneca plc (United Kingdom)
3.38%, 11/16/2025	62,000	60,413
6.45%, 9/15/2037	24,000	26,571
4.38%, 11/16/2045	68,000	58,854
3.00%, 5/28/2051	51,000	34,280
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	68,000	67,729
1.45%, 11/13/2030	13,000	10,436
5.90%, 11/15/2033	66,000	68,969
4.35%, 11/15/2047	13,000	10,819
3.90%, 3/15/2062	10,000	7,206
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	84,521
4.15%, 3/15/2059	33,000	26,761
2.50%, 9/15/2060	6,000	3,341
GlaxoSmithKline Capital, Inc. (United Kingdom)
6.38%, 5/15/2038	26,000	28,685
4.20%, 3/18/2043	21,000	18,069
Johnson & Johnson
4.38%, 12/5/2033	27,000	26,257
5.95%, 8/15/2037	62,000	67,223
3.40%, 1/15/2038	116,000	96,675
2.45%, 9/1/2060	57,000	31,735
Merck & Co., Inc.
0.75%, 2/24/2026	2,000	1,861
6.50%, 12/1/2033 (a)	8,000	8,845
3.60%, 9/15/2042	85,000	66,995
2.90%, 12/10/2061	133,000	79,155
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,282
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	112,000	108,845
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	31,000	29,119
Pfizer, Inc.
2.75%, 6/3/2026	59,000	56,460
4.00%, 12/15/2036	5,000	4,438
4.10%, 9/15/2038	40,000	35,136
Royalty Pharma plc
3.55%, 9/2/2050	51,000	34,157
3.35%, 9/2/2051	2,000	1,274
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	20,000	19,093
Wyeth LLC
6.50%, 2/1/2034	87,000	94,884
6.00%, 2/15/2036	91,000	96,478
		1,396,566
Professional Services — 0.4%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	2,000	1,959
Concentrix Corp. 6.85%, 8/2/2033	25,000	24,479

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
Equifax, Inc. 2.35%, 9/15/2031	151,000	123,280
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	40,765
		190,483
Residential REITs — 0.3%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,461
Camden Property Trust 2.80%, 5/15/2030	60,000	52,603
Essex Portfolio LP 3.63%, 5/1/2027	61,000	58,212
UDR, Inc. 3.00%, 8/15/2031	11,000	9,415
		126,691
Retail REITs — 0.5%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	55,243
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	7,955
NNN REIT, Inc. 3.00%, 4/15/2052	46,000	28,462
Realty Income Corp.
4.85%, 3/15/2030	138,000	134,808
3.20%, 2/15/2031	29,000	25,313
4.65%, 3/15/2047	10,000	8,637
		260,418
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,818
Broadcom Corp. 3.88%, 1/15/2027	72,000	69,495
Broadcom, Inc.
1.95%, 2/15/2028 (d)	183,000	162,816
2.45%, 2/15/2031 (d)	2,000	1,670
4.15%, 4/15/2032 (d)	2,000	1,828
4.30%, 11/15/2032	2,000	1,851
4.93%, 5/15/2037 (d)	142,000	132,133
Intel Corp.
3.70%, 7/29/2025	2,000	1,962
3.75%, 3/25/2027	5,000	4,824
3.90%, 3/25/2030	4,000	3,737
4.25%, 12/15/2042	129,000	107,087
5.63%, 2/10/2043	10,000	9,940
4.90%, 7/29/2045	39,000	35,802
3.20%, 8/12/2061	29,000	17,719
KLA Corp. 4.10%, 3/15/2029	86,000	83,163
Micron Technology, Inc. 5.88%, 9/15/2033	48,000	49,113
NVIDIA Corp.
1.55%, 6/15/2028	7,000	6,195
2.00%, 6/15/2031	123,000	102,638
NXP BV (China)
5.55%, 12/1/2028	40,000	40,319
3.25%, 5/11/2041	42,000	30,634
QUALCOMM, Inc. 3.25%, 5/20/2027	161,000	154,146
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	19,256

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.10%, 8/16/2052	55,000	44,959
5.00%, 3/14/2053	5,000	4,667
		1,090,772
Software — 1.7%
Adobe, Inc. 2.15%, 2/1/2027	71,000	66,073
Microsoft Corp.
3.13%, 11/3/2025	19,000	18,496
3.30%, 2/6/2027	6,000	5,774
1.35%, 9/15/2030 (d)	15,000	12,210
4.10%, 2/6/2037	146,000	135,549
5.20%, 6/1/2039	77,000	79,952
Oracle Corp.
2.65%, 7/15/2026	27,000	25,503
2.30%, 3/25/2028	30,000	26,988
6.25%, 11/9/2032	5,000	5,272
4.30%, 7/8/2034	2,000	1,812
3.90%, 5/15/2035	57,000	49,336
3.85%, 7/15/2036	242,000	203,377
6.50%, 4/15/2038	15,000	16,005
3.60%, 4/1/2050	27,000	18,792
3.95%, 3/25/2051	73,000	53,742
3.85%, 4/1/2060	4,000	2,742
4.10%, 3/25/2061	69,000	49,537
Salesforce, Inc.
3.70%, 4/11/2028	43,000	41,276
3.05%, 7/15/2061	10,000	6,169
		818,605
Specialized REITs — 1.4%
American Tower Corp.
1.45%, 9/15/2026	2,000	1,829
2.10%, 6/15/2030	258,000	214,454
Crown Castle, Inc.
1.35%, 7/15/2025	25,000	23,832
1.05%, 7/15/2026	26,000	23,701
3.65%, 9/1/2027	33,000	31,297
3.10%, 11/15/2029	12,000	10,661
5.20%, 2/15/2049	32,000	28,964
EPR Properties 4.50%, 6/1/2027	16,000	15,222
Equinix, Inc.
1.25%, 7/15/2025	81,000	77,168
3.20%, 11/18/2029	128,000	114,652
Public Storage Operating Co.
1.50%, 11/9/2026	61,000	55,860
2.25%, 11/9/2031	45,000	36,800
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	35,079
		669,519

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 1.2%
Home Depot, Inc. (The)
2.70%, 4/15/2030	273,000	240,912
5.88%, 12/16/2036	20,000	21,051
4.20%, 4/1/2043	46,000	38,897
2.75%, 9/15/2051	57,000	35,131
Lowe's Cos., Inc.
3.10%, 5/3/2027	82,000	77,707
2.80%, 9/15/2041	5,000	3,442
4.05%, 5/3/2047	66,000	51,083
4.45%, 4/1/2062	43,000	33,305
5.85%, 4/1/2063	20,000	19,559
O'Reilly Automotive, Inc.
4.35%, 6/1/2028	44,000	42,733
4.20%, 4/1/2030	19,000	18,001
1.75%, 3/15/2031	3,000	2,405
Ross Stores, Inc. 0.88%, 4/15/2026	19,000	17,504
		601,730
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.
0.70%, 2/8/2026	104,000	96,831
4.42%, 5/8/2026	14,000	13,899
2.90%, 9/12/2027	27,000	25,431
3.00%, 11/13/2027	7,000	6,619
1.20%, 2/8/2028	5,000	4,401
1.40%, 8/5/2028	50,000	43,738
4.15%, 5/10/2030	63,000	61,512
1.65%, 2/8/2031	29,000	23,840
4.50%, 2/23/2036	43,000	41,817
3.45%, 2/9/2045	29,000	22,528
4.65%, 2/23/2046	153,000	141,089
4.10%, 8/8/2062	14,000	11,233
Dell International LLC
6.02%, 6/15/2026	56,000	56,485
6.10%, 7/15/2027	50,000	51,176
5.30%, 10/1/2029	40,000	40,041
6.20%, 7/15/2030	2,000	2,089
8.10%, 7/15/2036	46,000	54,911
HP, Inc.
4.00%, 4/15/2029	192,000	182,033
6.00%, 9/15/2041	7,000	7,157
		886,830
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/1/2026	16,000	15,041
3.88%, 11/1/2045	20,000	16,082
		31,123

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 1.4%
Altria Group, Inc.
4.50%, 5/2/2043	45,000	36,801
5.95%, 2/14/2049	46,000	44,931
4.45%, 5/6/2050	5,000	3,828
4.00%, 2/4/2061	70,000	48,564
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	64,000	62,881
2.73%, 3/25/2031	49,000	41,172
4.39%, 8/15/2037	3,000	2,531
5.28%, 4/2/2050	69,000	58,668
5.65%, 3/16/2052	21,000	18,859
7.08%, 8/2/2053	6,000	6,449
Philip Morris International, Inc.
4.88%, 2/15/2028	117,000	115,748
5.13%, 2/15/2030	131,000	130,023
5.75%, 11/17/2032	54,000	55,086
6.38%, 5/16/2038	8,000	8,579
4.38%, 11/15/2041	30,000	25,239
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	30,000	29,640
		688,999
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.63%, 12/1/2027	20,000	18,823
3.13%, 12/1/2030	40,000	34,790
2.88%, 1/15/2032	24,000	20,029
GATX Corp.
3.50%, 6/1/2032	1,000	864
5.45%, 9/15/2033	7,000	6,866
6.05%, 3/15/2034	52,000	52,859
		134,231
Water Utilities — 0.2%
American Water Capital Corp.
2.80%, 5/1/2030	7,000	6,127
6.59%, 10/15/2037	3,000	3,301
4.00%, 12/1/2046	49,000	38,967
3.75%, 9/1/2047	18,000	13,640
4.20%, 9/1/2048	11,000	8,964
Essential Utilities, Inc.
2.40%, 5/1/2031	34,000	27,896
5.30%, 5/1/2052	15,000	13,688
		112,583
Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc. (Canada) 5.45%, 10/1/2043	65,000	61,298
T-Mobile USA, Inc.
3.75%, 4/15/2027	142,000	136,136
3.88%, 4/15/2030	168,000	156,144

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.50%, 4/15/2031	218,000	194,808
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	1,000	976
5.13%, 6/19/2059	78,000	68,553
		617,915
Total Corporate Bonds (Cost $49,009,023)		47,345,078
	SHARES
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (f) (g) (Cost $497,496)	497,496	497,496
Total Investments — 99.4% (Cost $49,506,519)		47,842,574
Other Assets Less Liabilities — 0.6%		302,946
NET ASSETS — 100.0%		48,145,520

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $167,019 or 0.35% of the Fund’s net
assets as of May 31, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$47,345,078	$—	$47,345,078

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$497,496	$—	$—	$497,496
Total Investments in Securities	$497,496	$47,345,078	$—	$47,842,574
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$56,033	$1,170,786	$729,323	$—	$—	$497,496	497,496	$3,404	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.